Equity method investments	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity method investments
Note 3 - Equity method investments
During 2019 we entered into a joint venture ("JV") with Proyectos Globales de Energia y Servicos CME, S.A. DE C.V. (“CME”) to provide integrated well services to Petróleos Mexicanos (“PEMEX”). This involved Borr Mexico Ventures Limited (“BMV”) subscribing for 49% of the equity of Opex and Akal. CME’s wholly owned subsidiary, Operadora Productora y Exploradora Mexicana, S.A. de C.V. (“Operadora”) owns 51% of each of Opex and Akal.
We provide five jack-up rigs on bareboat charters to two other joint venture companies, Perfomex and Perfomex II, which are owned in the same proportion as Opex and Akal. Perfomex and Perfomex II provide the jack-up rigs under traditional dayrate drilling and technical service agreements to Opex and Akal. Opex and Akal also contract technical support services from BMV, management services from Operadora and well services from specialist well service contractors (including an affiliate of one of our former principal shareholders Schlumberger Limited) and logistics and administration services from Logística y Operaciones OTM, S.A. de C.V, an affiliate of CME. This structure enables Opex and Akal to provide bundled integrated well services to PEMEX. The potential revenue earned is fixed under each of the PEMEX contracts, while Opex and Akal manage the drilling services and related costs on a per well basis. We are also obligated, as a 49% shareholder, to fund any capital shortfall in Opex or Akal where the Board of Opex or Akal make a cash call to the shareholders under the provisions of the Shareholder Agreements.

The below tables sets forth the results from these entities, on a 100% basis, for the year ended December 31, 2020 and for the period from date of incorporation to December 31, 2019, and their financial position as at December 31, 2020 and December 31, 2019. Opex and Perfomex were incorporated on June 28, 2019, while Akal and Perfomex II were incorporated in the fourth quarter of 2019.

	Year ended 31 December 2020
In $ millions	Perfomex	Opex	Akal	Perfomex II

Revenue	134.4	263.8	122.4	45.2
Operating expenses	(121.4)	(223.9)	(123.6)	(45.6)
Net income (loss)	11.8	10.7	(3.4)	0.2

	5 months Period ended 31 December 2019
In $ millions	Perfomex	Opex	Akal	Perfomex II

Revenue	49.8	68.1	—	—
Operating expenses	47.4	85.7	—	—
Net income (loss)	1.5	(19.8)	—	—
Revenue in Opex and Akal is recognized on a percentage of completion basis under the cost input method. The services Opex and Akal deliver are to a single customer, PEMEX, and involves delivering integrated well services with payment upon the completion of each well in the contract. Revenue in Perfomex and Perfomex II is recognized on a day rate basis on a contract with Opex and Akal, consistent with our historical revenue recognition policies, with day rate accruing each day as the service is performed. We provide rigs and services to Perfomex and Perfomex II for use in their contracts with Opex and Akal, respectively. As of December 31, 2020, $58.3 million of the receivables from PEMEX were overdue of a total of $97.6 million billed and $172.0 million of receivables were unbilled. Although management believe the amount currently outstanding is recoverable, the receipt of these funds are critical to the financial performance of the joint ventures and the cash flow of the Company.

One of our Mexican JVs has agreed terms for a factoring agreement with an international financing entity which allows for $50 million to $150 million of receivables in the JVs to be factored, with a variable rate of interest on balances outstanding until collection. At the balance sheet date, no amounts had been factored under this facility. Factoring proceeds will be used in part to repay suppliers of the joint venture, including Borr Drilling. The joint venture recognized a provision of $6.3 million in 2020 to reflect the potential effect of the factoring, representing the midpoint of the cost of the factoring and an amount of $50 million being factored.

Summarized balance sheets, on a 100% basis of the Company's equity method investees are shown below.

	As at December 31, 2020
	Perfomex	OPEX	Akal	Perfomex II
In $ millions
Cash	0.8	0.2	3.7	0.4
Total current assets	152.6	220.0	116.5	41.1
Total non-current assets	1.8	—	—	1.7
Total assets	154.4	220.0	116.5	42.8
Total current liabilities	140.4	207.8	117.6	42.8
Total non-current liabilities	0.7	21.3	2.3	—
Equity	13.3	(9.1)	(3.4)	—
Total liabilities and equity	154.4	220.0	116.5	42.8

	As at December 31, 2019
In $ millions	Perfomex	OPEX	Akal	Perfomex II
Cash	0.3	—	—	—
Total current assets	77.1	81.3	—	—
Total non-current assets	0.9	—	—	—
Total assets	78.0	81.3	—	—
Total current liabilities	76.5	101.1	—	—
Total non-current liabilities	—	—	—	—
Equity	1.5	(19.8)	—	—
Total liabilities and equity	78.0	81.3	—	—

We have issued a performance guarantee to Opex for the duration of its contract with PEMEX. We have performed a valuation exercise to fair value the guarantee given, utilizing the inferred debt market method and subsequently mapping to an alpha category credit score, adjusting for country risk and default probability. We have subsequently recognized a liability for $5.9 million within other long-term liabilities and added the $5.9 million to the investment in the Opex joint venture in the Consolidated Balance Sheet.
The following present our investments in equity method investments as at December 31, 2020 and December 31, 2019:

In $ millions	Perfomex	Opex	Akal	Perfomex II	Total
Balance at 1 January 2019	0.0	0.0	0.0	0.0	0.0
Funding provided by shareholder loan	30.7	0.1	0.0	0.0	30.8
Net gain (loss) 49% basis	0.7	(9.7)	0.0	0.0	(9.0)
Guarantee provided	0.0	5.9	0.0	0.0	5.9
Balance at 31 December 2019	31.4	(3.7)	0.0	0.0	27.7
Funding provided by shareholder loan	10.8	3.6	1.7	9.4	25.5
Net gain (loss) 49% basis	5.8	5.3	(1.7)	0.1	9.5
Balance at 31 December 2020	48.0	5.2	0.0	9.5	62.7
All line items in the table above are included within our investments in Perfomex, Opex, Perfomex II and Akal respectively.